Commitments and contingencies (Details) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Purchase commitments
Purchase commitments	¥ 957
Purchase commitments, Less than One Year	912
Purchase commitments, Over One Year	45
Capital Commitment
Capital Commitments	834
Capital Commitments, Less Than One Year	586
Capital commitments, Over One Year	248
Future Minimum Commitments
Future minimum commitments	1,791
Future minimum commitments, Less Than One Year	1,498
Future minimum commitments, Over One Year	¥ 293